John Hancock Infrastructure Fund Expense Example - Class A C I R6 [Member] - John Hancock Infrastructure Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	882
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,956
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	617
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,114
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,189
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,060